Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.8%)
	Reliance Inc.	983,977	328,825
	Eastman Chemical Co.	2,015,586	202,002
	Steel Dynamics Inc.	1,320,063	195,673
*	Cleveland-Cliffs Inc.	8,558,144	194,612
	United States Steel Corp.	3,457,007	140,977
	FMC Corp.	2,142,449	136,474
	UFP Industries Inc.	1,009,217	124,144
	Olin Corp.	2,063,663	121,343
	Commercial Metals Co.	1,997,963	117,420
	Boise Cascade Co.	679,540	104,221
	Alcoa Corp.	3,082,235	104,149
	Mueller Industries Inc.	1,853,786	99,975
*	Valvoline Inc.	2,228,771	99,336
	Element Solutions Inc.	3,946,133	98,574
	Timken Co.	1,091,456	95,426
	Mosaic Co.	2,760,626	89,610
	Cabot Corp.	952,902	87,858
	Huntsman Corp.	2,905,424	75,628
	Ashland Inc.	775,118	75,473
	Avient Corp.	1,567,875	68,046
	Chemours Co.	2,551,897	67,013
	Innospec Inc.	427,576	55,132
	Scotts Miracle-Gro Co.	731,015	54,526
	Sensient Technologies Corp.	728,166	50,382
	Hecla Mining Co.	10,212,167	49,121
	Materion Corp.	354,974	46,768
	Westlake Corp.	275,565	42,106
	Minerals Technologies Inc.	556,480	41,892
	Tronox Holdings plc	2,023,186	35,102
	Stepan Co.	365,649	32,923
	Worthington Steel Inc.	860,930	30,864
	Carpenter Technology Corp.	402,084	28,717
	Kaiser Aluminum Corp.	260,729	23,299
*	Coeur Mining Inc.	5,953,642	22,445
*	Ecovyst Inc.	1,789,763	19,956
	Koppers Holdings Inc.	338,792	18,691
	Mativ Holdings Inc.	881,985	16,537
*	Ingevity Corp.	279,173	13,317
	Radius Recycling Inc.	426,368	9,009
	Compass Minerals International Inc.	353,732	5,568

		Shares	Market Value ($000)
	GrafTech International Ltd.	1,869,620	2,580
			3,225,714
Consumer Discretionary (15.9%)
	Williams-Sonoma Inc.	876,754	278,396
	Toll Brothers Inc.	1,791,089	231,713
	Bath & Body Works Inc.	3,880,567	194,106
	Tapestry Inc.	3,939,253	187,036
	Service Corp. International	2,382,806	176,828
*	BJ's Wholesale Club Holdings Inc.	2,290,827	173,301
*	American Airlines Group Inc.	11,215,782	172,162
	Dick's Sporting Goods Inc.	689,156	154,964
*,1	Norwegian Cruise Line Holdings Ltd.	7,305,333	152,901
	Aramark	4,506,165	146,541
	PVH Corp.	1,023,983	143,982
	Lithia Motors Inc. Class A	472,511	142,160
	Lear Corp.	979,399	141,895
	BorgWarner Inc.	3,947,376	137,132
	Murphy USA Inc.	321,490	134,769
	Hasbro Inc.	2,263,252	127,919
*	Mattel Inc.	6,064,728	120,142
*	CarMax Inc.	1,355,487	118,077
	H&R Block Inc.	2,394,960	117,617
	New York Times Co. Class A	2,663,867	115,132
	Gap Inc.	4,137,938	114,000
	Ralph Lauren Corp. Class A	603,969	113,401
	Whirlpool Corp.	937,914	112,203
	U-Haul Holding Co. (XNYS)	1,670,438	111,385
*	Lyft Inc. Class A	5,708,950	110,468
	Meritage Homes Corp.	621,656	109,076
*	Taylor Morrison Home Corp. Class A	1,737,611	108,027
	Interpublic Group of Cos. Inc.	3,250,781	106,073
[1]	Paramount Global Class B	8,941,546	105,242
*	Abercrombie & Fitch Co. Class A	823,067	103,155
	Thor Industries Inc.	870,612	102,158
	Nexstar Media Group Inc. Class A	553,274	95,324
*	AutoNation Inc.	572,878	94,857
	Harley-Davidson Inc.	2,154,369	94,232
	Macy's Inc.	4,711,097	94,175
*	Alaska Air Group Inc.	2,166,684	93,146
	VF Corp.	6,016,006	92,286
	Polaris Inc.	921,094	92,220
*	Capri Holdings Ltd.	2,003,582	90,762
	Advance Auto Parts Inc.	1,022,918	87,040
	Academy Sports & Outdoors Inc.	1,274,697	86,093
*	Asbury Automotive Group Inc.	353,730	83,402
	KB Home	1,173,278	83,162
*	Coty Inc. Class A	6,926,088	82,836
	American Eagle Outfitters Inc.	3,055,981	78,814
	Signet Jewelers Ltd.	723,739	72,425
*,1	Rivian Automotive Inc. Class A	6,533,011	71,536
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,257,716	67,054
*	Goodyear Tire & Rubber Co.	4,879,639	66,997
	Group 1 Automotive Inc.	223,478	65,307
	MDC Holdings Inc.	961,986	60,519
*	Tri Pointe Homes Inc.	1,558,036	60,234
	Marriott Vacations Worldwide Corp.	549,525	59,200
	Kontoor Brands Inc.	965,657	58,181
	Travel + Leisure Co.	1,159,843	56,786

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	1,058,237	56,637
	Wendy's Co.	3,000,329	56,526
	Penske Automotive Group Inc.	345,542	55,974
*,1	GameStop Corp. Class A	4,464,490	55,895
	Kohl's Corp.	1,902,808	55,467
	Newell Brands Inc.	6,767,334	54,342
*	Liberty Media Corp.-Liberty SiriusXM	1,819,753	54,065
	Red Rock Resorts Inc. Class A	864,904	51,739
	Carter's Inc.	601,205	50,910
	TEGNA Inc.	3,386,201	50,590
*	Urban Outfitters Inc.	1,116,450	48,476
*	Penn Entertainment Inc.	2,620,389	47,717
*	Helen of Troy Ltd.	408,197	47,041
	Foot Locker Inc.	1,619,169	46,146
*	SkyWest Inc.	656,820	45,373
	Graham Holdings Co. Class B	58,490	44,902
*	JetBlue Airways Corp.	5,835,484	43,299
	Bloomin' Brands Inc.	1,492,060	42,792
	Leggett & Platt Inc.	2,177,465	41,698
	Strategic Education Inc.	377,907	39,348
*	Brinker International Inc.	760,595	37,786
	Avis Budget Group Inc.	305,155	37,369
	Laureate Education Inc.	2,440,099	35,552
	PriceSmart Inc.	419,934	35,274
*	Liberty Media Corp.-Liberty Live Class C	788,723	34,562
	HNI Corp.	761,314	34,358
[1]	Nordstrom Inc.	1,676,585	33,984
*	Cinemark Holdings Inc.	1,882,152	33,822
	Acushnet Holdings Corp.	506,275	33,389
*	Hanesbrands Inc.	5,740,410	33,294
*	PowerSchool Holdings Inc. Class A	1,563,513	33,287
*	Adtalem Global Education Inc.	640,686	32,931
*	OPENLANE Inc.	1,860,028	32,179
	Worthington Enterprises Inc.	516,170	32,121
	MillerKnoll Inc.	1,252,113	31,002
*	Central Garden & Pet Co. Class A	839,259	30,985
	Phinia Inc.	803,615	30,883
*	ODP Corp.	579,101	30,721
	Endeavor Group Holdings Inc. Class A	1,163,640	29,940
*	National Vision Holdings Inc.	1,346,601	29,841
	Oxford Industries Inc.	255,651	28,735
	Cheesecake Factory Inc.	782,420	28,285
	Dana Inc.	2,225,493	28,264
	Upbound Group Inc.	790,596	27,837
[1]	Cracker Barrel Old Country Store Inc.	379,890	27,629
	La-Z-Boy Inc.	730,333	27,475
	John Wiley & Sons Inc. Class A	710,822	27,104
*	Victoria's Secret & Co.	1,334,068	25,854
	PROG Holdings Inc.	748,511	25,779
	Steven Madden Ltd.	606,859	25,658
*	Knowles Corp.	1,535,018	24,714
[1]	Dillard's Inc. Class A	52,385	24,707
*	Under Armour Inc. Class A	3,257,297	24,039
*	Sphere Entertainment Co.	487,302	23,917
*	Under Armour Inc. Class C	3,267,696	23,331
*	Sally Beauty Holdings Inc.	1,795,700	22,303
*	Stride Inc.	352,835	22,246
[1]	Krispy Kreme Inc.	1,443,995	21,999

		Shares	Market Value ($000)
	Buckle Inc.	518,349	20,874
*	Lions Gate Entertainment Corp. Class B	2,211,429	20,588
*	G-III Apparel Group Ltd.	665,682	19,311
	Steelcase Inc. Class A	1,446,866	18,925
[1]	Guess? Inc.	597,756	18,811
*	Cars.com Inc.	1,068,916	18,364
*	Hertz Global Holdings Inc.	2,091,437	16,376
*	Liberty Media Corp.-Liberty Live Class A	386,096	16,351
	Levi Strauss & Co. Class A	790,157	15,795
*,1	AMC Entertainment Holdings Inc. Class A	4,218,947	15,695
	Matthews International Corp. Class A	499,182	15,515
	Monro Inc.	486,492	15,344
*	Vista Outdoor Inc.	448,131	14,690
	Wolverine World Wide Inc.	1,297,426	14,544
*	American Axle & Manufacturing Holdings Inc.	1,904,715	14,019
	Sturm Ruger & Co. Inc.	302,517	13,961
	Sonic Automotive Inc. Class A	225,577	12,844
	Scholastic Corp.	338,448	12,763
*	Chegg Inc.	1,675,019	12,680
	Dine Brands Global Inc.	264,482	12,293
	Caleres Inc.	288,812	11,850
*	Lions Gate Entertainment Corp. Class A	1,069,742	10,644
*	U-Haul Holding Co.	147,913	9,990
	Camping World Holdings Inc. Class A	346,953	9,663
*	Udemy Inc.	853,411	9,370
*	Clear Channel Outdoor Holdings Inc.	5,377,283	8,873
	Interface Inc. Class A	472,722	7,951
*	Sabre Corp.	3,248,488	7,861
	Designer Brands Inc. Class A	715,107	7,816
	Sinclair Inc.	544,561	7,335
*	BJ's Restaurants Inc.	189,044	6,840
	Smith & Wesson Brands Inc.	390,817	6,785
	Arhaus Inc. Class A	432,382	6,654
*	AMC Networks Inc. Class A	522,068	6,333
*	Central Garden & Pet Co.	142,936	6,122
	Rush Enterprises Inc. Class B	110,595	5,894
[1]	Spirit Airlines Inc.	937,462	4,537
*	Petco Health & Wellness Co. Inc. Class A	1,382,798	3,153
	Cricut Inc. Class A	629,134	2,995
[1]	Paramount Global Class A	131,034	2,861
*	EW Scripps Co. Class A	591,673	2,325
*	GoPro Inc. Class A	1,006,014	2,243
			8,828,480
Consumer Staples (3.0%)
	Bunge Global SA	2,463,700	252,578
*	US Foods Holding Corp.	3,996,453	215,688
*	Performance Food Group Co.	2,672,392	199,467
	Ingredion Inc.	1,125,825	131,553
*	Sprouts Farmers Market Inc.	1,739,775	112,181
	Molson Coors Beverage Co. Class B	1,531,285	102,979
	Flowers Foods Inc.	2,897,362	68,812
	Albertsons Cos. Inc. Class A	2,722,240	58,365
*	Post Holdings Inc.	417,376	44,359
*	Grocery Outlet Holding Corp.	1,536,300	44,215
	Spectrum Brands Holdings Inc.	494,424	44,009
	Energizer Holdings Inc.	1,234,605	36,347
	Edgewell Personal Care Co.	859,204	33,200
*	TreeHouse Foods Inc.	837,922	32,637

		Shares	Market Value ($000)
	Andersons Inc.	553,262	31,741
	Reynolds Consumer Products Inc.	899,124	25,679
	Vector Group Ltd.	2,309,281	25,310
*	Pilgrim's Pride Corp.	608,349	20,878
	Universal Corp.	399,822	20,679
	Weis Markets Inc.	276,397	17,800
	Fresh Del Monte Produce Inc.	659,409	17,085
*	Herbalife Ltd.	1,614,925	16,230
[1]	B&G Foods Inc.	1,346,510	15,404
	Seaboard Corp.	4,161	13,415
*	Hain Celestial Group Inc.	1,538,468	12,092
	Nu Skin Enterprises Inc. Class A	846,357	11,705
*	United Natural Foods Inc.	966,558	11,106
*	USANA Health Sciences Inc.	196,564	9,533
*	Duckhorn Portfolio Inc.	889,078	8,277
	ACCO Brands Corp.	772,512	4,334
	Medifast Inc.	93,321	3,576
*,1	BRC Inc. Class A	822,304	3,519
*	Olaplex Holdings Inc.	1,681,652	3,229
			1,647,982
Energy (4.8%)
	Ovintiv Inc.	4,688,110	243,313
[1]	Chesapeake Energy Corp.	2,134,069	189,569
	APA Corp.	4,977,932	171,141
	HF Sinclair Corp.	2,728,233	164,703
*	Southwestern Energy Co.	18,912,635	143,358
*	Antero Resources Corp.	4,691,369	136,050
	Range Resources Corp.	3,949,617	135,985
	Chord Energy Corp.	672,676	119,898
	Murphy Oil Corp.	2,519,608	115,146
	DT Midstream Inc.	1,664,695	101,713
	PBF Energy Inc. Class A	1,746,791	100,563
	Equitrans Midstream Corp.	7,080,864	88,440
	Patterson-UTI Energy Inc.	7,173,854	85,656
	Antero Midstream Corp.	5,773,491	81,175
	Permian Resources Corp.	4,486,130	79,225
	Arcosa Inc.	838,140	71,963
	California Resources Corp.	1,190,764	65,611
*	CNX Resources Corp.	2,477,295	58,761
	Warrior Met Coal Inc.	898,158	54,518
	Archrock Inc.	2,705,544	53,218
	SM Energy Co.	994,846	49,593
	Peabody Energy Corp.	2,028,125	49,202
	Arch Resources Inc.	299,804	48,206
*	Callon Petroleum Co.	1,029,432	36,813
	Helmerich & Payne Inc.	765,363	32,191
	Delek US Holdings Inc.	1,045,600	32,142
*	DNOW Inc.	1,818,667	27,644
	World Kinect Corp.	985,494	26,066
	CVR Energy Inc.	602,593	21,488
	Crescent Energy Co. Class A	1,596,974	19,004
*	MRC Global Inc.	1,373,011	17,259
*	ProPetro Holding Corp.	1,593,784	12,878
	Vitesse Energy Inc.	380,962	9,040
	Core Laboratories Inc.	401,203	6,853

		Shares	Market Value ($000)
*,1	ProFrac Holding Corp. Class A	409,432	3,423
*	OPAL Fuels Inc. Class A	335,225	1,683
			2,653,491
Financials (20.1%)
	First Citizens BancShares Inc. Class A	185,741	303,687
	Equitable Holdings Inc.	5,732,265	217,883
	Reinsurance Group of America Inc.	1,127,221	217,418
	RenaissanceRe Holdings Ltd.	905,145	212,736
	East West Bancorp Inc.	2,419,304	191,391
	Ally Financial Inc.	4,696,934	190,649
	Carlyle Group Inc.	4,041,299	189,577
	Brown & Brown Inc.	1,963,198	171,858
	Annaly Capital Management Inc.	8,589,149	169,120
	Assurant Inc.	892,622	168,027
	American Financial Group Inc.	1,220,466	166,569
	Primerica Inc.	601,676	152,200
	Unum Group	2,795,340	149,998
	Webster Financial Corp.	2,951,130	149,829
	First Horizon Corp.	9,593,689	147,743
	SEI Investments Co.	2,029,646	145,932
	Old Republic International Corp.	4,332,873	133,106
	Stifel Financial Corp.	1,676,708	131,068
	Voya Financial Inc.	1,768,319	130,714
	Invesco Ltd.	7,552,790	125,301
	Comerica Inc.	2,266,546	124,637
[1]	AGNC Investment Corp.	11,931,711	118,124
	Western Alliance Bancorp	1,788,031	114,774
	Selective Insurance Group Inc.	1,042,607	113,821
	Jefferies Financial Group Inc.	2,547,332	112,337
	Evercore Inc. Class A	582,727	112,227
	Cullen/Frost Bankers Inc.	991,853	111,653
	SouthState Corp.	1,304,261	110,901
	RLI Corp.	745,273	110,651
	Zions Bancorp NA	2,546,500	110,518
	Wintrust Financial Corp.	1,051,019	109,716
	Popular Inc.	1,238,374	109,088
	Commerce Bancshares Inc.	2,006,557	106,749
	OneMain Holdings Inc.	2,060,898	105,291
[1]	Starwood Property Trust Inc.	5,111,579	103,918
	Essent Group Ltd.	1,745,039	103,847
	MGIC Investment Corp.	4,634,349	103,624
	First American Financial Corp.	1,683,792	102,796
	Prosperity Bancshares Inc.	1,528,140	100,521
	Synovus Financial Corp.	2,395,323	95,957
	Affiliated Managers Group Inc.	563,639	94,393
	Globe Life Inc.	808,838	94,124
	Lincoln National Corp.	2,910,912	92,945
	Rithm Capital Corp.	8,303,273	92,665
	Cadence Bank	3,143,505	91,162
	Jackson Financial Inc. Class A	1,349,590	89,262
	Bank OZK	1,944,595	88,401
	Radian Group Inc.	2,632,754	88,118
	Old National Bancorp	5,031,047	87,591
	FNB Corp.	6,156,344	86,804
	Axis Capital Holdings Ltd.	1,319,593	85,800
	FirstCash Holdings Inc.	659,160	84,069
*	Mr Cooper Group Inc.	1,075,323	83,821
	United Bankshares Inc.	2,315,598	82,875

		Shares	Market Value ($000)
	SLM Corp.	3,787,243	82,524
	Assured Guaranty Ltd.	934,981	81,577
	Lazard Inc. Class A	1,841,439	77,101
	Glacier Bancorp Inc.	1,906,340	76,787
*	American Equity Investment Life Holding Co.	1,363,178	76,638
	First Financial Bankshares Inc.	2,330,982	76,480
	Home BancShares Inc.	3,111,418	76,448
	Hanover Insurance Group Inc.	554,316	75,481
	White Mountains Insurance Group Ltd.	41,818	75,034
	Janus Henderson Group plc	2,278,022	74,924
	Columbia Banking System Inc.	3,585,653	69,382
*	Enstar Group Ltd.	208,952	64,934
	Hancock Whitney Corp.	1,406,735	64,766
	UMB Financial Corp.	712,113	61,947
	Kemper Corp.	995,383	61,634
	Valley National Bancorp	7,418,407	59,051
	Piper Sandler Cos.	290,721	57,705
	TPG Inc. Class A	1,271,342	56,829
*	Brighthouse Financial Inc.	1,081,645	55,748
	Walker & Dunlop Inc.	547,442	55,325
	Ameris Bancorp	1,127,361	54,542
	International Bancshares Corp.	960,038	53,897
	Pinnacle Financial Partners Inc.	626,943	53,842
	Associated Banc-Corp	2,466,659	53,058
	Artisan Partners Asset Management Inc. Class A	1,126,573	51,563
	United Community Banks Inc.	1,943,878	51,163
	First Bancorp	2,909,177	51,027
	Federated Hermes Inc. Class B	1,408,373	50,870
*	Texas Capital Bancshares Inc.	814,866	50,155
	BGC Group Inc. Class A	6,370,389	49,498
*	Genworth Financial Inc. Class A	7,682,162	49,396
	CNO Financial Group Inc.	1,785,912	49,077
	First Hawaiian Inc.	2,193,742	48,175
*	Axos Financial Inc.	880,213	47,567
	WSFS Financial Corp.	1,040,662	46,975
[1]	Blackstone Mortgage Trust Inc. Class A	2,356,617	46,920
	Atlantic Union Bankshares Corp.	1,291,064	45,587
	Cathay General Bancorp	1,186,670	44,892
	Fulton Financial Corp.	2,822,070	44,843
	Community Bank System Inc.	916,866	44,037
[1]	Bank of Hawaii Corp.	683,294	42,631
	First Interstate BancSystem Inc. Class A	1,519,127	41,335
	CVB Financial Corp.	2,276,071	40,605
	Simmons First National Corp. Class A	2,045,039	39,796
	Pacific Premier Bancorp Inc.	1,648,484	39,564
	PennyMac Financial Services Inc.	433,600	39,497
[1]	Arbor Realty Trust Inc.	2,917,333	38,655
[1]	New York Community Bancorp Inc.	11,790,875	37,967
	Independent Bank Corp.	716,543	37,275
	Eastern Bankshares Inc.	2,701,543	37,227
	BOK Financial Corp.	391,755	36,041
	BankUnited Inc.	1,279,411	35,824
	First Merchants Corp.	1,022,290	35,678
	First Financial Bancorp	1,553,968	34,840
	Park National Corp.	249,573	33,905
	WaFd Inc.	1,126,946	32,715
	Moelis & Co. Class A	573,761	32,572
	Towne Bank	1,128,522	31,666

		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	1,455,206	29,861
	OFG Bancorp	810,333	29,828
	Virtus Investment Partners Inc.	117,541	29,148
	WesBanco Inc.	971,412	28,958
	Renasant Corp.	918,618	28,771
	Banner Corp.	591,577	28,396
	NBT Bancorp Inc.	770,619	28,266
	ServisFirst Bancshares Inc.	422,148	28,014
	Independent Bank Group Inc.	604,375	27,590
	BancFirst Corp.	310,209	27,308
	Apollo Commercial Real Estate Finance Inc.	2,447,252	27,262
	Trustmark Corp.	941,826	26,475
	Horace Mann Educators Corp.	703,666	26,029
	Northwest Bancshares Inc.	2,177,184	25,364
	Compass Diversified Holdings	1,053,062	25,347
	City Holding Co.	241,329	25,151
	Mercury General Corp.	474,239	24,471
	Hilltop Holdings Inc.	781,086	24,464
*	Cannae Holdings Inc.	1,089,594	24,233
	Navient Corp.	1,367,100	23,788
	Two Harbors Investment Corp.	1,783,108	23,608
	National Bank Holdings Corp. Class A	647,257	23,347
	First Commonwealth Financial Corp.	1,661,321	23,126
	Hope Bancorp Inc.	1,954,502	22,496
	Ladder Capital Corp. Class A	1,965,509	21,876
	PennyMac Mortgage Investment Trust	1,483,986	21,785
	Westamerica Bancorp	433,924	21,210
*	SiriusPoint Ltd.	1,583,633	20,128
	WisdomTree Inc.	2,188,366	20,111
	Employers Holdings Inc.	440,493	19,994
	S&T Bancorp Inc.	622,027	19,955
	MFA Financial Inc.	1,748,320	19,948
	Safety Insurance Group Inc.	240,655	19,779
	Claros Mortgage Trust Inc.	2,020,098	19,716
	Nelnet Inc. Class A	205,428	19,444
	Chimera Investment Corp.	4,134,558	19,060
	Franklin BSP Realty Trust Inc.	1,417,226	18,934
	Provident Financial Services Inc.	1,228,956	17,906
*	Encore Capital Group Inc.	382,985	17,468
	National Western Life Group Inc. Class A	35,310	17,371
	Enact Holdings Inc.	547,116	17,059
	StepStone Group Inc. Class A	466,398	16,669
*	PRA Group Inc.	638,541	16,653
[1]	ARMOUR Residential REIT Inc.	835,712	16,522
	Victory Capital Holdings Inc. Class A	385,144	16,342
	Berkshire Hills Bancorp Inc.	707,749	16,222
*	LendingClub Corp.	1,796,339	15,790
	BrightSpire Capital Inc. Class A	2,226,079	15,338
	Brookline Bancorp Inc.	1,446,303	14,405
	Redwood Trust Inc.	2,251,756	14,344
	F&G Annuities & Life Inc.	324,553	13,161
	Capitol Federal Financial Inc.	2,061,288	12,285
*	Ambac Financial Group Inc.	735,340	11,493
	Eagle Bancorp Inc.	486,883	11,437
*	ProAssurance Corp.	872,910	11,226
	Heartland Financial USA Inc.	310,710	10,921
	Tompkins Financial Corp.	197,360	9,925
	Safehold Inc.	456,360	9,401

		Shares	Market Value ($000)
	KKR Real Estate Finance Trust Inc.	831,004	8,360
*	World Acceptance Corp.	57,273	8,303
*	Columbia Financial Inc.	449,205	7,731
	United Fire Group Inc.	346,172	7,536
*	AssetMark Financial Holdings Inc.	191,053	6,765
	GCM Grosvenor Inc. Class A	699,413	6,756
	TPG RE Finance Trust Inc.	533,442	4,118
	Kearny Financial Corp.	469,187	3,022
*	loanDepot Inc. Class A	1,035,031	2,681
	Associated Capital Group Inc. Class A	22,047	721
			11,174,350
Health Care (6.1%)
*	United Therapeutics Corp.	808,350	185,694
	Teleflex Inc.	807,237	182,573
	Universal Health Services Inc. Class B	995,393	181,619
*	Tenet Healthcare Corp.	1,717,398	180,516
*	Henry Schein Inc.	2,242,912	169,385
	Encompass Health Corp.	1,721,147	142,132
*	Elanco Animal Health Inc.	8,460,932	137,744
*	Jazz Pharmaceuticals plc	1,026,811	123,649
	DENTSPLY SIRONA Inc.	3,637,873	120,741
*	Acadia Healthcare Co. Inc.	1,504,099	119,155
*	Bio-Rad Laboratories Inc. Class A	341,892	118,250
*	DaVita Inc.	829,122	114,460
*	Catalent Inc.	1,475,827	83,310
	Organon & Co.	4,393,922	82,606
*	Madrigal Pharmaceuticals Inc.	288,517	77,046
	Perrigo Co. plc	2,329,635	74,991
*	Krystal Biotech Inc.	412,203	73,343
*	Integer Holdings Corp.	574,304	67,010
*	Iovance Biotherapeutics Inc.	4,315,647	63,958
*	Envista Holdings Corp.	2,949,595	63,062
*	Prestige Consumer Healthcare Inc.	853,618	61,939
*	Fortrea Holdings Inc.	1,526,620	61,279
*	Biohaven Ltd.	1,034,687	56,587
*	Azenta Inc.	910,820	54,904
	Select Medical Holdings Corp.	1,765,651	53,234
*	Enovis Corp.	845,251	52,786
*	Amedisys Inc.	533,290	49,148
	Premier Inc. Class A	2,060,047	45,527
*	Nuvalent Inc. Class A	602,352	45,231
*	ICU Medical Inc.	394,395	42,326
*	Integra LifeSciences Holdings Corp.	1,142,615	40,506
	Patterson Cos. Inc.	1,433,864	39,646
*	Immunovant Inc.	1,124,586	36,335
*	Owens & Minor Inc.	1,252,218	34,699
*	Myriad Genetics Inc.	1,463,268	31,197
*	Supernus Pharmaceuticals Inc.	893,350	30,472
*	Bridgebio Pharma Inc.	890,087	27,522
*	Omnicell Inc.	778,755	22,763
	National HealthCare Corp.	223,440	21,117
*	Ligand Pharmaceuticals Inc.	283,592	20,731
*	Brookdale Senior Living Inc.	3,080,533	20,362
*,1	CG oncology Inc.	398,434	17,491
*	Pacific Biosciences of California Inc.	4,580,211	17,176
*	Avanos Medical Inc.	791,286	15,755
*	Healthcare Services Group Inc.	1,260,187	15,727
*	Pediatrix Medical Group Inc.	1,440,711	14,450

		Shares	Market Value ($000)
*	Amneal Pharmaceuticals Inc.	2,362,495	14,317
*	Innoviva Inc.	932,955	14,218
*	Agios Pharmaceuticals Inc.	481,185	14,070
	Embecta Corp.	986,072	13,085
*	Varex Imaging Corp.	695,333	12,586
*	Kiniksa Pharmaceuticals Ltd. Class A	515,464	10,170
*,1	BrightSpring Health Services Inc.	879,420	9,559
*	Day One Biopharmaceuticals Inc.	521,727	8,619
*	Multiplan Corp.	6,674,040	5,414
*	Enhabit Inc.	429,387	5,002
*,1	OPKO Health Inc.	2,387,665	2,865
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,400,059
Industrials (24.7%)
*	Builders FirstSource Inc.	2,094,359	436,779
	Booz Allen Hamilton Holding Corp. Class A	2,229,118	330,890
	Carlisle Cos. Inc.	820,331	321,447
	IDEX Corp.	1,299,619	317,133
	EMCOR Group Inc.	808,153	283,015
	RPM International Inc.	2,213,928	263,347
	Owens Corning	1,494,454	249,275
	Pentair plc	2,839,944	242,645
*	XPO Inc.	1,894,676	231,207
	AECOM	2,336,364	229,151
	Westrock Co.	4,414,277	218,286
	nVent Electric plc	2,835,426	213,791
	Regal Rexnord Corp.	1,138,721	205,084
	Allegion plc	1,503,629	202,554
	Huntington Ingalls Industries Inc.	679,880	198,165
	ITT Inc.	1,409,996	191,802
	Hubbell Inc. Class B	460,523	191,140
	Fortune Brands Innovations Inc.	2,165,234	183,330
	Tetra Tech Inc.	918,275	169,615
	Crown Holdings Inc.	2,072,099	164,235
	AptarGroup Inc.	1,133,695	163,127
	Donaldson Co. Inc.	2,062,930	154,060
	Graphic Packaging Holding Co.	5,255,536	153,357
	MKS Instruments Inc.	1,147,738	152,649
	WESCO International Inc.	874,960	149,863
*	API Group Corp.	3,814,103	149,780
	CH Robinson Worldwide Inc.	1,907,091	145,206
	Knight-Swift Transportation Holdings Inc. Class A	2,634,596	144,955
	Acuity Brands Inc.	529,139	142,196
	Oshkosh Corp.	1,123,066	140,058
	Robert Half Inc.	1,715,874	136,034
	AGCO Corp.	1,092,727	134,427
	Applied Industrial Technologies Inc.	663,881	131,150
*	Axalta Coating Systems Ltd.	3,779,491	129,977
*	FTI Consulting Inc.	610,125	128,303
	MSA Safety Inc.	641,336	124,156
*	Fluor Corp.	2,925,413	123,686
	Allison Transmission Holdings Inc.	1,498,760	121,639
*	Mohawk Industries Inc.	929,294	121,635
	Atkore Inc.	631,166	120,149
	Vontier Corp.	2,641,820	119,833
	Berry Global Group Inc.	1,890,083	114,312

		Shares	Market Value ($000)
	Brunswick Corp.	1,171,874	113,109
	Crane Co.	829,026	112,026
	Esab Corp.	982,831	108,672
*	Beacon Roofing Supply Inc.	1,085,460	106,397
	Flowserve Corp.	2,255,698	103,040
	Genpact Ltd.	3,080,958	101,518
	Watts Water Technologies Inc. Class A	470,084	99,916
	Sonoco Products Co.	1,681,291	97,246
*	SPX Technologies Inc.	784,696	96,620
*	Kirby Corp.	1,004,396	95,739
	Sensata Technologies Holding plc	2,601,932	95,595
	Louisiana-Pacific Corp.	1,116,059	93,649
*	Summit Materials Inc. Class A	2,092,927	93,282
	Air Lease Corp. Class A	1,812,845	93,253
	Sealed Air Corp.	2,482,950	92,366
	MDU Resources Group Inc.	3,494,071	88,051
	Ryder System Inc.	717,165	86,196
	Western Union Co.	5,881,266	82,220
	Valmont Industries Inc.	359,124	81,981
	GATX Corp.	610,278	81,796
*	ASGN Inc.	770,846	80,754
	Woodward Inc.	518,124	79,853
	Zurn Elkay Water Solutions Corp.	2,364,908	79,153
	Moog Inc. Class A	494,262	78,909
*	Knife River Corp.	972,445	78,846
	MSC Industrial Direct Co. Inc. Class A	775,369	75,242
	HB Fuller Co.	931,881	74,308
*	Middleby Corp.	460,745	74,083
*	Spirit AeroSystems Holdings Inc. Class A	1,995,004	71,960
	Terex Corp.	1,094,033	70,456
	Brink's Co.	735,707	67,965
	Encore Wire Corp.	257,418	67,644
	Silgan Holdings Inc.	1,373,417	66,693
*	GMS Inc.	684,246	66,605
	EnerSys	694,788	65,630
	Belden Inc.	706,323	65,413
*	Alight Inc. Class A	6,587,867	64,890
	ManpowerGroup Inc.	829,181	64,378
	Matson Inc.	570,442	64,118
	Otter Tail Corp.	716,976	61,947
	Hillenbrand Inc.	1,206,154	60,657
	Enpro Inc.	359,367	60,650
	Korn Ferry	903,246	59,397
*	Gates Industrial Corp. plc	3,179,684	56,312
	ArcBest Corp.	386,425	55,066
	Griffon Corp.	744,073	54,570
*	Resideo Technologies Inc.	2,373,073	53,204
	McGrath RentCorp	421,019	51,941
	Crane NXT Co.	831,891	51,494
*	MasTec Inc.	542,047	50,546
	Albany International Corp. Class A	536,474	50,166
	ABM Industries Inc.	1,080,608	48,217
	ESCO Technologies Inc.	443,612	47,489
*,1	Atmus Filtration Technologies Inc.	1,432,067	46,184
	EVERTEC Inc.	1,131,205	45,135
	UniFirst Corp.	259,837	45,064
	ADT Inc.	6,591,667	44,296
	Hub Group Inc. Class A	1,019,347	44,056

		Shares	Market Value ($000)
*	RXO Inc.	2,013,402	44,033
*	O-I Glass Inc.	2,642,277	43,835
	Vestis Corp.	2,259,638	43,543
	Brady Corp. Class A	731,434	43,359
	Granite Construction Inc.	755,352	43,153
	Werner Enterprises Inc.	1,090,992	42,680
*	OSI Systems Inc.	278,486	39,773
	Trinity Industries Inc.	1,407,817	39,208
	Standex International Corp.	204,133	37,197
	Primoris Services Corp.	871,897	37,117
*	Aurora Innovation Inc. Class A	13,073,221	36,866
*	AvidXchange Holdings Inc.	2,795,295	36,758
*	Hayward Holdings Inc.	2,389,052	36,576
*	Mirion Technologies Inc. Class A	3,191,144	36,283
*	Hillman Solutions Corp.	3,358,092	35,730
*	AAR Corp.	579,948	34,721
*	Dycom Industries Inc.	239,728	34,408
	H&E Equipment Services Inc.	531,083	34,085
	Kennametal Inc.	1,363,815	34,014
	Insperity Inc.	304,785	33,407
*,1	Joby Aviation Inc.	5,991,771	32,116
	Bread Financial Holdings Inc.	850,452	31,671
	AZZ Inc.	408,104	31,551
*	Huron Consulting Group Inc.	322,642	31,174
	Barnes Group Inc.	828,540	30,780
*	JELD-WEN Holding Inc.	1,393,036	29,574
	Greif Inc. Class A	416,126	28,733
*	CoreCivic Inc.	1,832,954	28,612
[1]	Greenbrier Cos. Inc.	505,967	26,361
*	Masonite International Corp.	187,095	24,594
*	NCR Atleos Corp.	1,213,848	23,973
	Kforce Inc.	321,514	22,673
	Apogee Enterprises Inc.	378,325	22,397
	Kaman Corp.	484,998	22,247
	Wabash National Corp.	733,555	21,963
	Quanex Building Products Corp.	565,498	21,732
	International Seaways Inc.	397,891	21,168
*,1	Rocket Lab USA Inc.	4,991,836	20,516
*	AMN Healthcare Services Inc.	324,557	20,288
	TriMas Corp.	709,269	18,959
*	Thermon Group Holdings Inc.	577,391	18,892
	REV Group Inc.	801,133	17,697
	Astec Industries Inc.	389,434	17,022
	Enerpac Tool Group Corp. Class A	463,509	16,529
	Schneider National Inc. Class B	719,942	16,299
*	Proto Labs Inc.	440,517	15,748
	Deluxe Corp.	750,991	15,463
*	Air Transport Services Group Inc.	1,061,989	14,613
	First Advantage Corp.	869,883	14,109
*	American Woodmark Corp.	137,240	13,952
	Kelly Services Inc. Class A	520,136	13,024
	Helios Technologies Inc.	283,023	12,648
	Pitney Bowes Inc.	2,871,934	12,435
	Hyster-Yale Materials Handling Inc.	164,436	10,552
*	Triumph Group Inc.	658,191	9,899
*	Conduent Inc.	2,876,847	9,724
	Heartland Express Inc.	744,500	8,889
	Pactiv Evergreen Inc.	611,277	8,753

		Shares	Market Value ($000)
*	BrightView Holdings Inc.	727,574	8,658
	National Presto Industries Inc.	90,963	7,623
	Gorman-Rupp Co.	179,450	7,097
	Forward Air Corp.	214,381	6,669
*	Advantage Solutions Inc.	1,397,860	6,053
*	ZipRecruiter Inc. Class A	522,039	5,998
	Kronos Worldwide Inc.	393,972	4,649
*	Sterling Check Corp.	242,140	3,894
	TTEC Holdings Inc.	324,861	3,369
	Greif Inc. Class B	37,174	2,584
*	Forrester Research Inc.	98,865	2,132
			13,692,208
Real Estate (8.4%)
	Kimco Realty Corp.	11,537,692	226,254
	Gaming & Leisure Properties Inc.	4,356,589	200,708
	Regency Centers Corp.	3,170,418	192,001
	Camden Property Trust	1,837,290	180,789
*	Jones Lang LaSalle Inc.	816,853	159,360
	Boston Properties Inc.	2,425,243	158,393
	EastGroup Properties Inc.	823,484	148,038
	Federal Realty Investment Trust	1,421,254	145,138
	NNN REIT Inc.	3,132,717	133,892
	Omega Healthcare Investors Inc.	4,211,688	133,384
	Brixmor Property Group Inc.	5,159,687	120,995
	STAG Industrial Inc.	3,120,713	119,960
	First Industrial Realty Trust Inc.	2,270,717	119,303
	Healthpeak Properties Inc.	6,078,710	113,976
	Agree Realty Corp.	1,727,944	98,700
	Lamar Advertising Co. Class A	752,645	89,873
	Vornado Realty Trust	2,947,843	84,809
	Rayonier Inc.	2,544,305	84,573
	Apartment Income REIT Corp. Class A	2,366,388	76,837
	Kilroy Realty Corp.	2,015,584	73,428
*	Zillow Group Inc. Class C	1,330,439	64,899
	PotlatchDeltic Corp.	1,366,729	64,264
	Macerich Co.	3,712,794	63,971
	Cousins Properties Inc.	2,608,789	62,715
[1]	SL Green Realty Corp.	1,112,665	61,341
	Apple Hospitality REIT Inc.	3,735,990	61,196
	Park Hotels & Resorts Inc.	3,428,704	59,968
	Sabra Health Care REIT Inc.	3,974,515	58,704
	EPR Properties	1,294,692	54,960
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,932,964	54,896
	CareTrust REIT Inc.	2,242,818	54,657
	Tanger Inc.	1,776,251	52,453
	Broadstone Net Lease Inc.	3,227,232	50,571
[1]	Medical Properties Trust Inc.	10,298,125	48,401
	Highwoods Properties Inc.	1,816,934	47,567
	SITE Centers Corp.	3,237,892	47,435
	COPT Defense Properties	1,934,488	46,757
	National Health Investors Inc.	708,955	44,544
	LXP Industrial Trust	4,806,887	43,358
	Outfront Media Inc.	2,424,348	40,705
	Sunstone Hotel Investors Inc.	3,532,039	39,347
	Douglas Emmett Inc.	2,734,421	37,926
	Phillips Edison & Co. Inc.	1,050,658	37,687
	DiamondRock Hospitality Co.	3,606,137	34,655
	Urban Edge Properties	1,923,330	33,216

		Shares	Market Value ($000)
*	Equity Commonwealth	1,740,713	32,865
*	Cushman & Wakefield plc	3,130,068	32,740
	Pebblebrook Hotel Trust	2,069,788	31,895
	Global Net Lease Inc.	3,965,185	30,809
	Acadia Realty Trust	1,766,004	30,040
*	GEO Group Inc.	2,053,447	28,995
	InvenTrust Properties Corp.	1,109,315	28,520
*	Compass Inc. Class A	7,619,198	27,429
	Xenia Hotels & Resorts Inc.	1,801,794	27,045
	DigitalBridge Group Inc.	1,397,601	26,932
	Retail Opportunity Investments Corp.	2,076,745	26,624
	JBG SMITH Properties	1,574,135	25,265
	Newmark Group Inc. Class A	2,204,273	24,445
	Uniti Group Inc.	4,111,495	24,258
	LTC Properties Inc.	742,345	24,134
	Getty Realty Corp.	831,735	22,748
	Empire State Realty Trust Inc. Class A	2,212,940	22,417
	Elme Communities	1,505,045	20,950
	Alexander & Baldwin Inc.	1,242,277	20,460
	Veris Residential Inc.	1,342,607	20,421
	Service Properties Trust	2,839,481	19,252
*	Apartment Investment & Management Co. Class A	2,246,637	18,400
	American Assets Trust Inc.	782,172	17,137
*	Zillow Group Inc. Class A	332,134	15,896
	Hudson Pacific Properties Inc.	2,415,432	15,580
	Piedmont Office Realty Trust Inc. Class A	2,120,351	14,906
	Centerspace	255,331	14,590
	Brandywine Realty Trust	2,947,350	14,147
	Marcus & Millichap Inc.	394,723	13,488
*	Forestar Group Inc.	299,215	12,025
*	Anywhere Real Estate Inc.	1,606,466	9,928
	Saul Centers Inc.	205,032	7,892
	RMR Group Inc. Class A	255,581	6,134
	Summit Hotel Properties Inc.	875,180	5,697
	Alexander's Inc.	19,677	4,273
	Bridge Investment Group Holdings Inc. Class A	498,167	3,412
*,2	Spirit MTA REIT	334,911	—
			4,648,353
Technology (5.5%)
	Jabil Inc.	2,081,193	278,776
*	F5 Inc.	1,009,817	191,451
	Leidos Holdings Inc.	1,165,647	152,805
	KBR Inc.	2,319,510	147,660
*	CACI International Inc. Class A	382,654	144,961
	TD SYNNEX Corp.	1,071,405	121,176
*	Arrow Electronics Inc.	923,643	119,575
	Science Applications International Corp.	893,699	116,529
*	Insight Enterprises Inc.	559,346	103,770
*	Kyndryl Holdings Inc.	3,956,097	86,085
*	Cirrus Logic Inc.	927,138	85,816
*	Coherent Corp.	1,304,810	79,098
	Avnet Inc.	1,553,041	77,000
	Amkor Technology Inc.	2,113,420	68,137
*	Parsons Corp.	818,439	67,890
*	DXC Technology Co.	3,143,762	66,679
*	IAC Inc.	1,238,511	66,062
*	Synaptics Inc.	675,685	65,920
*	Teradata Corp.	1,680,968	65,003

		Shares	Market Value ($000)
	Concentrix Corp.	968,886	64,160
*	CCC Intelligent Solutions Holdings Inc.	5,198,107	62,169
*	Sanmina Corp.	910,819	56,635
	Dun & Bradstreet Holdings Inc.	4,904,092	49,237
	Vishay Intertechnology Inc.	2,155,426	48,885
*	Ziff Davis Inc.	750,863	47,334
*	RingCentral Inc. Class A	1,345,710	46,750
*	Plexus Corp.	474,740	45,015
	Progress Software Corp.	754,351	40,214
*	Verint Systems Inc.	1,084,022	35,935
*	Blackbaud Inc.	459,984	34,103
	Xerox Holdings Corp.	1,903,474	34,072
*	Informatica Inc. Class A	860,136	30,105
*	NCR Voyix Corp.	2,309,219	29,165
*	TTM Technologies Inc.	1,664,321	26,047
*	NetScout Systems Inc.	1,162,044	25,379
	CSG Systems International Inc.	481,972	24,841
*	IPG Photonics Corp.	236,820	21,477
*	Bumble Inc. Class A	1,756,962	19,942
	Adeia Inc.	1,743,701	19,041
*	ScanSource Inc.	431,077	18,985
	Benchmark Electronics Inc.	580,551	17,422
*	E2open Parent Holdings Inc.	3,668,320	16,287
*	Couchbase Inc.	576,285	15,162
*	Semtech Corp.	550,465	15,132
*,1	Astera Labs Inc.	196,576	14,584
*	Zeta Global Holdings Corp. Class A	1,184,028	12,941
*	MaxLinear Inc. Class A	631,378	11,788
*	SolarWinds Corp.	856,403	10,808
*	Cerence Inc.	678,033	10,679
*	Klaviyo Inc. Class A	375,077	9,557
*	Reddit Inc. Class A	190,092	9,375
*	N-able Inc.	549,160	7,178
	Methode Electronics Inc.	579,180	7,054
*	Thoughtworks Holding Inc.	1,636,046	4,139
*,1	Getty Images Holdings Inc.	862,701	3,580
*	Digital Turbine Inc.	827,908	2,169
			3,051,739
Telecommunications (1.0%)
	Juniper Networks Inc.	5,528,314	204,879
*	Frontier Communications Parent Inc.	4,225,338	103,521
*	Viasat Inc.	1,940,461	35,103
*	Viavi Solutions Inc.	3,826,752	34,785
*	EchoStar Corp. Class A	2,049,629	29,207
	Telephone & Data Systems Inc.	1,734,212	27,782
*	Lumentum Holdings Inc.	577,452	27,342
*	Lumen Technologies Inc.	17,388,134	27,126
	InterDigital Inc.	218,267	23,237
*	Altice USA Inc. Class A	3,723,705	9,719
*	United States Cellular Corp.	222,663	8,127
			530,828
Utilities (4.4%)
	Atmos Energy Corp.	2,403,177	285,666
	NRG Energy Inc.	3,878,356	262,526
	Essential Utilities Inc.	4,222,456	156,442
	Pinnacle West Capital Corp.	1,945,487	145,386
	OGE Energy Corp.	3,437,843	117,918

			Shares	Market Value ($000)
		AES Corp.	6,096,328	109,307
		NiSource Inc.	3,839,914	106,212
		Evergy Inc.	1,969,812	105,149
		Southwest Gas Holdings Inc.	1,168,059	88,924
		UGI Corp.	3,602,849	88,414
		National Fuel Gas Co.	1,580,688	84,915
*		Stericycle Inc.	1,590,542	83,901
		IDACORP Inc.	868,499	80,675
		Portland General Electric Co.	1,738,781	73,029
		New Jersey Resources Corp.	1,690,154	72,524
		Black Hills Corp.	1,172,189	64,002
		ONE Gas Inc.	972,005	62,723
		ALLETE Inc.	989,808	59,032
		PNM Resources Inc.	1,475,180	55,526
		Northwestern Energy Group Inc.	1,052,968	53,628
		Spire Inc.	869,264	53,347
[1]		MGE Energy Inc.	621,687	48,939
		Avista Corp.	1,343,627	47,054
		American States Water Co.	636,000	45,945
		Clearway Energy Inc. Class C	1,413,895	32,590
		Northwest Natural Holding Co.	629,880	23,444
		Hawaiian Electric Industries Inc.	1,877,183	21,156
		Clearway Energy Inc. Class A	598,693	12,878
*		Enviri Corp.	683,630	6,255
*,1		NuScale Power Corp. Class A	986,121	5,236
		Excelerate Energy Inc. Class A	314,810	5,043
*		Net Power Inc.	212,823	2,424
				2,460,210
Total Common Stocks (Cost $41,476,054)				55,313,414
		Coupon
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $456,741)	5.407%	4,570,573	456,966
Total Investments (100.5%) (Cost $41,932,795)				55,770,380
Other Assets and Liabilities—Net (-0.5%)				(264,465)
Net Assets (100%)				55,505,915
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $343,478,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $371,652,000 was received for securities on loan, of which $370,254,000 is held in Vanguard Market Liquidity Fund and $1,398,000 is held in cash.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	218	23,390	344

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/25	CITNA	21,227	(5.329)	1,187	—
Blackstone Mortgage Trust Inc. Class A	1/31/25	GSI	9,662	(5.332)	178	—
Bridgebio Pharma Inc.	8/30/24	BANA	10,245	(5.328)	—	(1,010)
Dick's Sporting Goods Inc.	1/31/25	CITNA	46,251	(5.329)	12,313	—
Invesco Ltd.	8/30/24	BANA	2,466	(5.878)	210	—
Williams-Sonoma Inc.	1/31/25	CITNA	52,994	(5.329)	18,238	—
					32,126	(1,010)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At March 31, 2024, the counterparties had deposited in segregated accounts cash of $30,300,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	55,313,414	—	—	55,313,414
Temporary Cash Investments	456,966	—	—	456,966
Total	55,770,380	—	—	55,770,380

Derivative Financial Instruments
Assets
Futures Contracts[1]	344	—	—	344
Swap Contracts	—	32,126	—	32,126
Total	344	32,126	—	32,470
Liabilities
Swap Contracts	—	1,010	—	1,010
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.